10. EMPLOYEE BENEFIT PLANS (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans Details 1
Number of restricted stock awards outstanding, beginning	77,531	75,000
Number of restricted stock awards granted	19,145	30,656
Number of restricted stock awards vested	(33,625)	(28,125)
Number of restricted stock awards expired or forfeited	(1,352)	0
Number of restricted stock awards outstanding, ending	61,699	77,531
Weighted average exercise price outstanding, beginning	$ 8.50	$ 8.50
Weighted average exercise price granted	26.95	22.02
Weighted average exercise price vested	10.58	8.00
Weighted average exercise price expired or forfeited	25.16	0.00
Weighted average exercise price outstanding, ending	$ 19.67	$ 8.50